Revenue and segmental information (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Revenue And Segmental Information
Schedule of products and services

Revenue from continuing operations by product and service as of half year ended December 31, 2024 is as follows:

	Six months ended December 31
(US dollars in thousands)	2024	2023
	unaudited	audited
Electrical products and related services	-	-
Electric vehicles & related products & services	63	-
Total revenue	63	-

Revenue by product and service is as follows:

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Electrical products and related services	-	2,591	8,670
Vehicle spec conversion	-	-	789
Conversion kits	16	1,394	301
Accessories	-	70	400
Total revenues	16	4,055	10,160

Schedule of geographical areas

Revenue from continuing operations by geographic location is follows:

	Six months ended December 31
(US dollars in thousands)	2024	2023
Australia	63	-
Netherlands	-	-
United States	-	-
Total revenue	63	-

Revenue from continuing operations by geographic location is as follows:

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Australia	-	2,591	8,670
Netherlands	16	1,464	1,490
Total revenues	16	4,055	10,160

Schedule of operating segments

Results of operations by reportable segment are as follows:

	Continuing operations						Discontinued operations
Six months ended December 31, 2024 (US dollars in thousands)	Critical Power Services	Electric Vehicle	Solar	SES	Corporate	Total	Critical Power Services	Total
Revenue from contracts with customers	-	63	-	-	-	63	-	63
Costs of sales:
COS - Edenvale	-					-		-
Other cost of sales	-	(63)	-	-	-	(63)	-	(63)
Total Cost of Sales	-	(63)	-	-	-	(63)	-	(63)
Gross profit	-	-	-	-	-	-	-	-
General and administrative expenses	(8)	(720)	(11)	(54)	(1,557)	(2,350)	-	(2,350)
Gain/(loss) on solar development	-	-	-	16	-	16	1,688	1,704
Other income	-	-	-	-	-	-	-	-
Depreciation and amortization	-	(235)	-	(1)	(1)	(237)	-	(237)
Operating loss	(8)	(955)	(11)	(39)	(1,558)	(2,571)	1,688	(883)
Restructuring & other non-recurring costs	-	-	4	-	-	4	-	4
Finance income	-	-	-	-	-	-	-	-
Finance expense	(187)	(532)	-	2	(2,499)	(3,216)	-	(3,216)
Loss before income tax	(195)	(1,487)	(7)	(37)	(4,057)	(5,783)	1,688	(4,095)
Income tax	-	(380)	-	-	(1)	(381)	-	(381)
Loss for the period	(195)	(1,867)	(7)	(37)	(4,058)	(6,164)	1,688	(4,476)

	Continuing operations						Discontinued
Six months ended December 31, 2023	Critical Power Services	Electric Vehicle	Solar	SES	Corporate	Total	Critical Power Services	Total
Revenue from contracts with customers	-	-	-	-	-	-	5,910	5,910
Costs of sales:	-	-	-	-	-	-	-
COVID 19 disruption	-	-	-	-	-	-	-	-
Other cost of sales	(16)	-	-	-	-	(16)	(5,357)	(5,373)
Total Cost of Sales	(16)	-	-	-	-	(16)	(5,357)	(5,373)
Gross profit	(16)	-	-	-	-	(16)	553	537
General and administrative expenses	(49)	(748)	(30)	(172)	(2,739)	(3,738)	(612)	(4,350)
Gain/(loss) on solar development	-	-	-	-	-	-	-	-
Other income	47	-	-	(49)	-	(2)	48	46
Depreciation and amortization	(221)	(335)	-	(2)	(5)	(563)	(143)	(706)
Operating loss	(239)	(1,083)	(30)	(223)	(2,744)	(4,319)	(154)	(4,473)
Restructuring & other non-recurring costs	-	-	(1,261)	-	-	(1,261)	-	(1,261)
Finance income	7	-	-	-	-	7	-	7
Finance expense	(1,752)	(137)	-	(27)	(239)	(2,155)	(142)	(2,297)
Loss before income tax	(1,984)	(1,220)	(1,291)	(250)	(2,983)	(7,728)	(296)	(8,024)
Income tax	-	196	-	-	-	196	-	196
Loss for the period	(1,984)	(1,024)	(1,291)	(250)	(2,983)	(7,532)	(296)	(7,828)

Results of operations by reportable segment are as follows:

Year Ended June	Continuing operations						Discontinued operations	Total
30, 2024 (US dollars in	Critical Power	Solar	Electric	Sustainable Energy	Corporate	Total	Critical Power
thousands)	Services	Development	Vehicles	Solutions	Office	Continuing	Services
Revenue from contracts with customers	-	-	16	-	-	16	11,811	11,827
Costs of sales - other	(52)	-	102	(23)	-	27	(10,268)	(10,241)
Cost of sales - non-recurring events	-	-	-	-	-	-	-	-
Gross profit	(52)	-	118	(23)	-	43	1,543	1,586
General and administrative expenses	(53)	(344)	(1,794)	(324)	(5,006)	(7,521)	(1,228)	(8,749)
Other gains/(losses)	47	-	10	32	-	89	4	93
Other income	-	-	-	-	-	-	99	99
Depreciation and amortization	(448)	-	(671)	(3)	(8)	(1,130)	(439)	(1,569)
Operating loss	(506)	(344)	(2,337)	(318)	(5,014)	(8,519)	(21)	(8,540)
Restructuring and other non-recurring costs	-	-	-	-	(1,392)	(1,392)	2	(1,390)
Impairment losses	(48,315)	(11,187)	(366)	10,787	(77,325)	(29,686)	(552)	(30,238)
Finance expense - net	(3,741)	(2)	(2,726)	(68)	1,918	(4,619)	(310)	(4,929)
Profit/(loss) before income tax	44,068	(11,533)	(5,429)	10,491	(81,813)	(44,216)	(881)	(45,097)
Income tax	(797)	-	277	(1,083)	-	(1,603)	-	(1,603)
Loss for the year	43,271	(11,533)	(5,152)	9,408	(81,813)	(45,819)	(881)	(46,700)

Year Ended June	Continuing operations						Discontinued operations	Total
30, 2023 (US dollars in	Critical Power	Solar	Electric	Sustainable Energy	Corporate	Total	Critical Power
thousands)	Services	Development	Vehicles	Solutions	Office	Continuing	Services
Revenue from contracts with customers	2,591	-	1,464	-	-	4,055	11,005	15,060
Costs of sales - other	(2,722)	-	(1,572)	-	-	(4,294)	(9,178)	(13,472)
Cost of sales - non-recurring events	(3,850)	-	-	-	-	(3,850)	-	(3,850)
Gross profit	(3,981)	-	(108)	-	-	(4,089)	1,827	(2,262)
General and administrative expenses	(195)	(297)	(1,005)	(367)	(4,561)	(6,425)	(1,195)	(7,620)
Gain/(loss) on solar development	1	-	-	30	-	31	(4,208)	(4,177)
Other income	13	69	-	-	-	82	37	119
Depreciation and amortization	(653)	-	(673)	(3)	(10)	(1,339)	(242)	(1,581)
Operating loss	(4,815)	(228)	(1,786)	(340)	(4,571)	(11,740)	(3,781)	(15,521)
Restructuring and other non-recurring costs	-	-	200	-	(1,862)	(1,662)	(1)	(1,663)
Impairment loss			(414)		(7)	(421)	-	(421)
Finance expense - net	(6,314)	(34)	936	(50)	(221)	(5,683)	(527)	(6,210)
Profit/(loss) before income tax	(11,129)	(262)	(1,064)	(390)	(6,661)	(19,506)	(4,309)	(23,815)
Income tax	(638)	-	(40)	119	-	(559)	19	(540)
Loss for the year	(11,767)	(262)	(1,104)	(271)	(6,661)	(20,065)	(4,290)	(24,355)

Year Ended June	Continuing operations						Discontinued operations	Total
30, 2022 (US dollars in	Critical Power	Solar	Electric	Sustainable Energy	Corporate	Total	Critical Power
thousands)	Services	Development	Vehicles	Solutions	Office	Continuing	Services
Revenue	8,670	-	1,490	-	-	10,160	27,456	37,616
Costs of sales - other	(7,985)	-	(1,504)	-	-	(9,489)	(24,661)	(34,150)
Cost of sales - non-recurring events	(1,881)	-	-	-	-	(1,881)	-	(1,881)
Gross profit	(1,196)	-	(14)	-	-	(1,210)	2,795	1,585
General and administrative expenses	(154)	(80)	(2,901)	(1,660)	(7,602)	(12,397)	(2,899)	(15,296)
Other gains/(losses)	62	(139)	-	23	-	(54)	41	(13)
Other income	78	-	-	-	-	78	908	986
Depreciation and amortization	(866)	-	(443)	(3)	(9)	(1,321)	(1,066)	(2,387)
Operating profit/(loss)	(2,076)	(219)	(3,358)	(1,640)	(7,611)	(14,904)	(221)	(15,125)
Restructuring and other non-recurring costs	40	-	(429)	-	(59)	(448)	5	(443)
Finance expense - net	(7,347)	-	(974)	23	(10)	(8,308)	(295)	(8,603)
Profit/(loss) before income tax	(9,383)	(219)	(4,761)	(1,617)	(7,680)	(23,660)	(511)	(24,171)
Income tax	523	-	575	192	(148)	1,142	975	2,117
Loss for the year	(8,860)	(219)	(4,186)	(1,425)	(7,828)	(22,518)	464	(22,054)

b)	Segment net assets

Net assets by reportable segment are as follows:

As at June 30, 2024	Critical Power	Solar	Electric	Sustainable Energy	Corporate
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Total

Assets	5,958	1,549	20,674	72	9,180	37,433
Liabilities	(8,596)	(284)	(17,550)	(1,026)	(50,514)	(77,970)
Net assets/(liabilities)	(2,638)	1,265	3,124	(954)	(41,334)	(40,537)

As at June 30, 2023	Critical Power	Solar	Electric	Sustainable Energy	Corporate
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Total

Assets	18,034	12,726	17,493	10,343	2,819	61,416
Liabilities	(15,539)	-	(7,564)	(645)	(33,921)	(57,670)
Net assets/(liabilities)	2,495	12,726	9,929	9,698	(31,102)	3,746

As at June 30, 2022	Critical Power	Solar	Electric	Sustainable Energy	Corporate
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Total

Assets	30,878	22,505	14,202	1,170	903	69,657
Liabilities	(13,452)	(377)	(4,528)	(485)	(29,200)	(48,042)
Net assets/(liabilities)	17,426	22,128	9,673	685	(28,297)	21,615